Quarterly portfolio holdings
John Hancock
Income Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.9%					$264,927,505
(Cost $274,326,083)
U.S. Government 8.8%					156,386,935
U.S. Treasury
Bond	2.000	02-15-50		66,226,000	40,501,344
Bond	2.375	02-15-42		2,240,000	1,703,100
Bond	2.500	02-15-45		5,970,000	4,381,887
Bond	2.750	11-15-42		5,190,000	4,118,752
Bond	3.000	02-15-49		730,000	558,051
Bond	3.000	08-15-52		6,075,000	4,525,400
Note	1.875	02-15-32		29,573,000	26,798,221
Note	2.750	08-15-32		26,020,000	24,630,573
Note	2.875	05-15-32		13,845,000	13,242,526
Note	3.500	02-15-33		8,085,000	7,974,147
Note	4.000	03-31-30		9,455,000	9,644,100
Note	4.250	08-15-35		17,865,000	18,308,834
U.S. Government Agency 6.1%					108,540,570
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		2,389,290	2,418,928
30 Yr Pass Thru	5.000	01-01-55		5,547,799	5,636,556
30 Yr Pass Thru	5.000	12-01-55		4,527,256	4,589,075
30 Yr Pass Thru	5.500	02-01-55		5,907,650	6,096,522
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		5,321,256	5,413,871
30 Yr Pass Thru	5.500	02-01-54		3,281,245	3,349,492
30 Yr Pass Thru	5.500	03-01-54		4,964,834	5,118,910
30 Yr Pass Thru	5.500	04-01-54		11,640,973	11,882,183
30 Yr Pass Thru	5.500	10-01-54		9,723,591	10,025,346
30 Yr Pass Thru	5.500	10-01-54		3,991,278	4,091,442
30 Yr Pass Thru	5.500	10-01-54		8,015,041	8,273,793
30 Yr Pass Thru	5.500	11-01-54		4,879,337	5,036,858
30 Yr Pass Thru	5.500	12-01-54		8,064,835	8,352,917
30 Yr Pass Thru	5.500	01-01-55		6,866,873	7,092,850
30 Yr Pass Thru	5.500	01-01-55		6,273,763	6,486,104
30 Yr Pass Thru	5.500	01-01-55		4,340,908	4,426,786
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		1,839,172	1,783,516
30 Yr Pass Thru	4.000	10-20-52		1,666,189	1,615,768
30 Yr Pass Thru	4.000	11-20-52		2,204,604	2,138,579
30 Yr Pass Thru	4.500	08-20-52		1,316,650	1,313,268

30 Yr Pass Thru	4.500	12-20-52		3,414,045	3,397,806
Foreign government obligations 25.4%					$451,800,014
(Cost $441,027,712)
Australia 4.4%					78,032,423
Airservices Australia	5.400	11-15-28	AUD	2,440,000	1,765,859
Commonwealth of Australia	1.000	12-21-30	AUD	3,020,000	1,849,071
New South Wales Treasury Corp.	1.750	03-20-34	AUD	5,960,000	3,337,839
New South Wales Treasury Corp.	4.250	02-20-36	AUD	20,470,000	13,536,100
New South Wales Treasury Corp.	4.750	09-20-35	AUD	6,570,000	4,531,441
New South Wales Treasury Corp.	4.750	02-20-37	AUD	4,825,000	3,283,418
New South Wales Treasury Corp.	5.250	02-24-38	AUD	2,655,000	1,868,553
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,265,000	3,918,876
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	5,240,000	3,545,726
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,650,000	4,021,707
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	3,930,000	2,745,156
South Australian Government Financing Authority	1.750	05-24-34	AUD	6,955,000	3,866,619
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Treasury Corp. of Victoria	2.000	09-17-35	AUD	8,905,000	$4,807,243
Treasury Corp. of Victoria	2.000	11-20-37	AUD	16,900,000	8,447,565
Treasury Corp. of Victoria	2.250	11-20-41	AUD	5,050,000	2,307,636
Treasury Corp. of Victoria	4.250	12-20-32	AUD	5,395,000	3,709,045
Treasury Corp. of Victoria	4.750	09-15-36	AUD	9,095,000	6,194,142
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,424,206
Treasury Corp. of Victoria	5.250	09-15-38	AUD	2,685,000	1,872,221
Austria 0.1%					2,097,665
Republic of Austria (A)	2.900	02-20-33	EUR	1,745,000	2,097,665
Brazil 1.3%					22,100,601
Federative Republic of Brazil	10.000	01-01-27	BRL	89,230,000	17,266,315
Federative Republic of Brazil	10.000	01-01-29	BRL	25,890,000	4,834,286
Canada 2.5%					44,911,916
CDP Financial, Inc. (A)	3.250	09-30-35	EUR	1,765,000	2,114,418
CDP Financial, Inc.	4.200	12-02-30	CAD	4,550,000	3,521,384
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,726,986
Government of Canada	0.500	12-01-30	CAD	2,545,000	1,684,769
Government of Canada	3.500	09-01-29	CAD	1,800,000	1,360,415
OMERS Finance Trust (A)	3.250	01-28-35	EUR	2,310,000	2,775,533
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,661,282
Province of Alberta	3.100	06-01-50	CAD	8,500,000	4,973,190
Province of British Columbia	4.200	07-06-33		3,695,000	3,732,091
Province of Ontario	3.100	01-31-34	EUR	3,210,000	3,849,964
Province of Ontario	3.450	06-02-45	CAD	3,040,000	1,975,125
Province of Ontario	5.350	05-08-34	AUD	6,500,000	4,693,076
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,804,847
Province of Quebec	4.500	09-08-33		3,926,000	4,038,836
China 0.1%					2,420,490
People’s Republic of China	2.690	08-12-26	CNY	16,480,000	2,420,490
Czech Republic 1.1%					19,391,096
Czech Republic	4.250	10-24-34	CZK	95,940,000	4,702,295
Czech Republic	4.500	11-11-32	CZK	292,280,000	14,688,801
Finland 0.1%					2,241,732
Republic of Finland (A)	3.000	09-15-33	EUR	1,860,000	2,241,732
Germany 1.4%					24,578,774
Federal Republic of Germany	2.200	02-15-34	EUR	12,385,000	14,321,738
Federal Republic of Germany	2.500	02-15-35	EUR	3,640,000	4,277,847
Federal Republic of Germany	2.600	08-15-35	EUR	3,140,000	3,708,500
Federal Republic of Germany, Zero Coupon	0.000	08-15-31	EUR	20,000	20,932
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	2,180,000	2,249,757
India 1.2%					20,970,695
Republic of India	6.010	07-21-30	INR	243,900,000	2,657,374
Republic of India	6.100	07-12-31	INR	118,890,000	1,282,639
Republic of India	6.330	05-05-35	INR	348,220,000	3,742,865
Republic of India	6.540	01-17-32	INR	411,840,000	4,518,263
Republic of India	7.100	04-18-29	INR	629,950,000	7,120,995
Republic of India	7.170	04-17-30	INR	145,820,000	1,648,559
Indonesia 1.2%					21,841,558
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,171,262
Republic of Indonesia	3.050	03-12-51		2,155,000	1,424,940
Republic of Indonesia	6.375	04-15-32	IDR	102,212,000,000	6,197,319
Republic of Indonesia	6.500	07-15-30	IDR	59,784,000,000	3,663,942
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	6.500	02-15-31	IDR	48,791,000,000	$2,990,228
Republic of Indonesia	6.625	05-15-33	IDR	76,147,000,000	4,626,165
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,767,702
Japan 2.0%					35,574,072
Government of Japan	0.005	03-20-27	JPY	1,018,550,000	6,452,028
Government of Japan	0.100	06-20-26	JPY	1,279,800,000	8,177,727
Government of Japan	0.600	12-01-26	JPY	3,279,700,000	20,944,317
Malaysia 0.5%					8,871,194
Government of Malaysia	3.336	05-15-30	MYR	17,190,000	4,424,017
Government of Malaysia	4.232	06-30-31	MYR	16,570,000	4,447,177
New Zealand 3.8%					68,264,254
Government of New Zealand	0.250	05-15-28	NZD	9,475,000	5,344,548
Government of New Zealand	1.750	05-15-41	NZD	6,900,000	2,814,135
Government of New Zealand	2.000	05-15-32	NZD	25,270,000	13,568,091
Government of New Zealand	2.750	04-15-37	NZD	13,995,000	7,149,351
Government of New Zealand	3.500	04-14-33	NZD	16,725,000	9,714,463
Government of New Zealand	4.250	05-15-34	NZD	23,465,000	14,193,371
Government of New Zealand	4.250	05-15-36	NZD	2,148,000	1,281,360
Government of New Zealand	4.500	05-15-30	NZD	10,405,000	6,467,003
Government of New Zealand	4.500	05-15-35	NZD	4,605,000	2,818,485
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,945,000	4,913,447
Norway 1.3%					22,676,053
Kingdom of Norway (A)	1.250	09-17-31	NOK	21,100,000	1,919,839
Kingdom of Norway (A)	2.125	05-18-32	NOK	111,695,000	10,554,341
Kingdom of Norway (A)	3.000	08-15-33	NOK	18,755,000	1,841,574
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	633,385
Kingdom of Norway (A)	3.750	06-12-35	NOK	26,495,000	2,710,644
Kingdom of Norway	4.125	06-03-36	NOK	27,640,000	2,900,794
Kommunalbanken AS	2.500	08-03-32	AUD	3,458,000	2,115,476
Philippines 1.6%					28,106,187
Republic of the Philippines	6.000	08-20-30	PHP	281,480,000	4,973,477
Republic of the Philippines	6.375	07-27-30	PHP	480,200,000	8,591,833
Republic of the Philippines	6.500	05-19-29	PHP	467,330,000	8,375,591
Republic of the Philippines	6.750	09-15-32	PHP	335,020,000	6,165,286
South Korea 1.0%					18,171,148
Republic of Korea	2.250	09-10-27	KRW	6,431,310,000	4,432,660
Republic of Korea	2.500	09-10-30	KRW	6,653,150,000	4,472,509
Republic of Korea	2.625	03-10-27	KRW	13,345,800,000	9,265,979
United Arab Emirates 0.1%					1,310,239
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,310,239
United Kingdom 1.7%					30,239,917
Government of the United Kingdom	3.250	01-31-33	GBP	4,360,000	5,612,937
Government of the United Kingdom	4.000	10-22-31	GBP	11,560,000	15,701,715
Government of the United Kingdom	4.250	07-31-34	GBP	3,450,000	4,677,267
Government of the United Kingdom	4.625	01-31-34	GBP	2,015,000	2,808,748

Government of the United Kingdom	4.750	12-07-30	GBP	1,020,000	1,439,250
Corporate bonds 39.6%					$706,609,873
(Cost $707,619,728)
Communication services 4.2%					74,453,791
Diversified telecommunication services 0.3%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,626,892
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
NBN Company, Ltd.	3.375	11-29-32	EUR	3,325,000	$4,000,643
Interactive media and services 0.5%
Alphabet, Inc.	3.000	05-06-33	EUR	2,953,000	3,467,910
Alphabet, Inc.	4.625	11-13-32	GBP	2,300,000	3,128,020
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,556,362
Media 2.0%
Charter Communications Operating LLC	3.700	04-01-51		2,185,000	1,410,134
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,170,806
Charter Communications Operating LLC	5.750	04-01-48		7,655,000	6,662,825
Charter Communications Operating LLC	6.484	10-23-45		3,220,000	3,057,480
News Corp. (A)	3.875	05-15-29		5,780,000	5,638,848
Sirius XM Radio LLC (A)	4.125	07-01-30		2,544,000	2,397,924
Sirius XM Radio LLC (A)	5.875	04-15-32		8,304,000	8,284,299
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	1,700,000	2,115,281
Wireless telecommunication services 1.4%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,790,152
T-Mobile USA, Inc.	2.875	02-15-31		870,000	816,894
T-Mobile USA, Inc.	3.500	04-15-31		3,585,000	3,463,346
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,885,000	10,478,653
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,780,000	4,335,199
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		3,220,000	3,052,123
Consumer discretionary 2.6%					45,888,505
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32		5,473,000	4,926,265
Ford Motor Credit Company LLC	2.900	02-16-28		1,150,000	1,115,251
Ford Motor Credit Company LLC	4.000	11-13-30		2,565,000	2,458,182
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		931,000	936,044
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)	6.500	09-30-28		1,256,000	1,276,127
Hotels, restaurants and leisure 2.0%
Carnival Corp. (A)	5.750	01-15-30	EUR	1,705,000	2,178,512
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,655,000	2,473,762
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		2,155,000	2,156,666
Hyatt Hotels Corp.	5.750	03-30-32		4,040,000	4,267,212
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,640,467
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,625,155
Travel + Leisure Company (A)	4.500	12-01-29		2,729,000	2,673,380
Travel + Leisure Company (A)	6.125	09-01-33		1,650,000	1,677,169
Yum! Brands, Inc.	3.625	03-15-31		7,430,000	7,052,711
Yum! Brands, Inc.	4.625	01-31-32		3,490,000	3,431,602
Consumer staples 2.6%					46,189,683
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,505,000	3,621,083
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,230,000	2,258,455
JBS NV	3.625	01-15-32		1,495,000	1,414,866
JBS NV	5.750	04-01-33		1,936,000	2,035,929
Kraft Heinz Foods Company	4.375	06-01-46		6,000,000	4,924,795
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,924,699
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,485,952
MARB BondCo PLC (A)(B)	3.950	01-29-31		5,740,000	5,232,152
Mars, Inc. (A)	5.200	03-01-35		4,745,000	4,913,269
NBM US Holdings, Inc. (A)(B)	7.000	05-14-26		935,000	932,563
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,157,630
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (A)	4.625	04-15-30		3,020,000	$2,956,124
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,239,617
Post Holdings, Inc. (A)	6.500	03-15-36		3,040,000	3,092,549
Energy 7.4%					132,078,391
Energy equipment and services 0.2%
Helmerich & Payne, Inc. (B)	2.900	09-29-31		4,645,000	4,251,383
Oil, gas and consumable fuels 7.2%
Aker BP ASA (A)	5.125	10-01-34		4,940,000	4,929,499
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,889,211
Cenovus Energy, Inc.	3.500	02-07-28	CAD	1,585,000	1,169,824
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,267,201
Cenovus Energy, Inc.	6.750	11-15-39		9,405,000	10,513,892
Cheniere Energy Partners LP	4.000	03-01-31		2,650,000	2,597,494
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	4,111,727
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	6,118,438
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,989,587
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,804,235
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,945,400
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		4,955,000	5,140,049
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,948,754
EQT Corp. (A)	3.625	05-15-31		6,665,000	6,376,478
EQT Corp.	5.750	02-01-34		2,070,000	2,192,895
MC Brazil Downstream Trading Sarl (A)	7.250	06-30-31		3,602,020	3,097,737
Occidental Petroleum Corp. (B)	5.550	10-01-34		2,949,000	3,073,858
Occidental Petroleum Corp.	6.200	03-15-40		1,325,000	1,381,010
Occidental Petroleum Corp.	6.450	09-15-36		4,960,000	5,402,700
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,759,214
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,301,061
Ovintiv, Inc.	6.500	02-01-38		3,885,000	4,197,666
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		2,375,000	2,407,257
QatarEnergy (A)	3.125	07-12-41		2,815,000	2,216,908
QatarEnergy (A)	3.300	07-12-51		1,405,000	1,003,844
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		2,265,000	2,404,157
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30		3,925,000	4,057,469
Targa Resources Partners LP	4.000	01-15-32		1,825,000	1,770,688
The Williams Companies, Inc.	5.300	09-30-35		3,698,000	3,797,143
TransCanada PipeLines, Ltd.	6.200	10-15-37		3,154,000	3,432,390
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		4,660,000	4,846,237
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,346,000	1,577,012
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	3,657,366
Var Energi ASA (A)	6.500	05-22-35		3,770,000	4,068,865
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		2,910,000	2,545,016
Western Midstream Operating LP	4.050	02-01-30		845,000	834,726
Financials 10.8%					192,409,819
Banks 8.6%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,378,901
Asian Development Bank	6.200	10-06-26	INR	147,000,000	1,611,441
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,326,690
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		8,060,000	8,438,087
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		4,150,000	4,280,397
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,576,693
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	5,580,000	$4,323,442
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		4,204,000	4,463,723
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(C)	6.875	12-15-33		3,105,000	3,121,388
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(B)(C)	7.375	09-10-34		3,095,000	3,251,093
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%) (B)	7.000	10-28-85		4,805,000	4,981,694
European Bank for Reconstruction & Development	6.300	10-26-27	INR	143,700,000	1,570,615
European Investment Bank	1.250	02-17-27	NOK	6,650,000	680,655
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	4,230,790
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (B)(C)	6.950	08-27-31		3,389,000	3,539,689
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		11,413,000	11,886,826
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35		3,290,000	3,424,860
Inter-American Development Bank	3.770	11-17-27	NOK	19,550,000	2,036,744
Inter-American Development Bank	7.350	10-06-30	INR	602,000,000	6,713,142
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	8,920,000	937,152
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	615,000	448,830
International Bank for Reconstruction & Development (3 month NIBOR + 0.190%) (D)	4.310	10-26-29	NOK	45,190,000	4,754,082
International Bank for Reconstruction & Development	6.500	04-17-30	INR	160,200,000	1,738,494
International Bank for Reconstruction & Development	6.850	04-24-28	INR	278,000,000	3,062,894
International Development Association	1.750	02-17-27	NOK	13,510,000	1,387,466
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(C)	6.625	09-27-35		4,340,000	4,323,301
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,762,915
Nordic Investment Bank	4.000	11-04-26	NOK	9,000,000	944,308
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	2,188,608
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,753,942
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		8,100,000	8,090,004
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		2,160,000	2,241,114
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		1,155,000	1,219,407
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(B)(C)	8.125	11-21-29		5,175,000	5,510,485
SouthState Bank Corp. (7.000% to 6-13-30, then Overnight SOFR + 3.190%)	7.000	06-13-35		11,455,000	12,129,105
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)	7.000	11-14-35		3,610,000	3,731,231
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		6,790,000	7,010,641
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		5,215,000	5,512,354
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		2,715,000	2,840,626
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		1,280,000	1,268,212
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	595,000	727,296
Capital markets 1.3%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,669,658
MSCI, Inc. (A)	3.625	09-01-30		3,590,000	3,435,209
MSCI, Inc. (A)	3.625	11-01-31		3,202,000	3,010,204
MSCI, Inc.	5.150	03-15-36		4,055,000	4,018,168
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,960,470
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		9,425,000	9,656,035
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	1,800,000	1,737,929
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,951,158
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	3,220,000	3,635,035
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,916,616
Health care 1.6%					28,371,927
Health care equipment and supplies 0.1%
Boston Scientific Corp.	0.625	12-01-27	EUR	1,390,000	1,591,861
Health care providers and services 1.4%
Centene Corp.	2.500	03-01-31		3,445,000	2,989,856
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp. (B)	3.000	10-15-30		6,540,000	$5,889,969
Centene Corp.	3.375	02-15-30		5,115,000	4,743,109
Centene Corp.	4.625	12-15-29		1,170,000	1,141,647
HCA, Inc.	5.600	04-01-34		8,210,000	8,621,204
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,301,828
Rede D’Or Finance Sarl (A)	4.950	01-17-28		776,000	772,385
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,320,068
Industrials 3.5%					62,513,515
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	1,280,000	1,449,397
The Boeing Company	5.805	05-01-50		1,445,000	1,450,838
The Boeing Company	6.528	05-01-34		1,490,000	1,670,553
TransDigm, Inc. (A)	6.250	01-31-34		1,325,000	1,370,710
TransDigm, Inc. (A)	6.750	01-31-34		2,835,000	2,942,110
TransDigm, Inc. (A)	7.125	12-01-31		9,269,000	9,714,755
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	585,000	669,532
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		4,700,000	4,802,281
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,557,392
Industrial conglomerates 0.1%
3M Company	1.750	05-15-30	EUR	1,580,000	1,783,391
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		3,360,000	3,374,132
Passenger airlines 1.0%
American Airlines, Inc. (A)	5.750	04-20-29		7,375,000	7,458,387
JetBlue Airways Corp. (A)(B)	9.875	09-20-31		4,115,000	4,181,852
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,485,101
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		5,005,000	5,289,658
United Rentals North America, Inc.	3.875	02-15-31		4,945,000	4,764,229
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,549,197
Information technology 0.8%					13,557,214
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31		4,445,000	4,288,831
Gartner, Inc. (A)	3.750	10-01-30		5,035,000	4,655,894
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		680,000	633,005
Dell International LLC	8.350	07-15-46		3,112,000	3,979,484
Materials 2.2%					40,194,645
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		8,298,000	8,624,095
Containers and packaging 0.4%
Ball Corp.	2.875	08-15-30		8,455,000	7,863,921
Metals and mining 1.3%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,239,741
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		6,905,000	7,086,133
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,925,263
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	3,095,910
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.450	03-15-43		9,460,000	$9,359,582
Real estate 1.2%					22,164,239
Specialized REITs 1.2%
American Tower Corp.	3.625	05-30-32	EUR	1,835,000	2,210,895
American Tower Trust I (A)	5.490	03-15-28		3,185,000	3,246,952
SBA Communications Corp.	3.125	02-01-29		3,295,000	3,168,049
VICI Properties LP (A)	4.125	08-15-30		2,360,000	2,305,085
VICI Properties LP	5.125	11-15-31		3,745,000	3,812,929
VICI Properties LP	5.125	05-15-32		3,095,000	3,139,359
VICI Properties LP	5.625	04-01-35		4,160,000	4,280,970
Utilities 2.7%					48,788,144
Electric utilities 1.8%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,607,910
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		600,000	632,226
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		5,565,000	5,592,864
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		4,185,000	4,216,028
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,100,813
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	4,018,644
NRG Energy, Inc. (A)	6.000	01-15-36		3,520,000	3,582,522
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	4,048,868
Independent power and renewable electricity producers 0.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	3,985,392
Multi-utilities 0.7%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	1,034,632
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,773,301
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		370,000	387,429
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,410,000	3,701,831
E.ON SE	0.625	11-07-31	EUR	1,170,000	1,221,701

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,883,983
Convertible bonds 1.3%					$22,816,606
(Cost $19,669,230)
Consumer discretionary 0.2%					3,207,225
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27		2,050,000	3,207,225
Utilities 1.1%					19,609,381
Electric utilities 0.6%
FirstEnergy Corp. (A)	3.875	01-15-31		4,150,000	4,830,600
The Southern Company (A)	3.250	06-15-28		2,730,000	2,802,345
TXNM Energy, Inc.	5.750	06-01-54		2,705,000	3,635,658
Multi-utilities 0.5%
CenterPoint Energy, Inc. (A)	3.000	08-01-28		5,085,000	5,380,947

CMS Energy Corp. (A)	3.125	05-01-31		2,870,000	2,959,831
Term loans (E) 7.1%					$127,205,443
(Cost $128,024,066)
Communication services 0.4%					7,790,698
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.422	09-30-31		3,276,000	3,278,457
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.664	11-21-31		4,511,293	4,512,241
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.6%				$28,518,541
Automobile components 0.1%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.423	01-28-32	2,234,400	2,226,959
Hotels, restaurants and leisure 1.4%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.423	04-06-28	348,000	348,219
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.423	06-22-30	4,287,112	4,290,671
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.424	11-08-30	4,180,000	4,193,501
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.529	03-15-28	3,563,879	3,569,439
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.423	09-20-30	9,520,315	9,504,416
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.673	12-14-29	2,154,755	2,148,592
Specialty retail 0.1%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	01-23-32	2,242,350	2,236,744
Consumer staples 0.1%				2,016,908
Personal care products 0.1%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%)	6.686	04-28-32	2,019,938	2,016,908
Energy 0.5%				8,955,471
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.417	02-11-30	5,122,863	5,116,459
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.172	02-19-32	3,855,863	3,839,012
Health care 0.7%				13,243,247
Health care equipment and supplies 0.7%
Hopper Merger Sub, Inc., 2026 Term Loan B (F)	TBD	01-14-33	6,535,000	6,453,313
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-23-30	6,778,817	6,789,934
Industrials 2.8%				49,117,874
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.173	02-28-31	1,822,250	1,821,794
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.173	01-19-32	1,821,938	1,820,498
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.923	03-22-30	655,046	654,279
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.173	10-08-32	4,020,000	4,043,879
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.423	04-18-31	4,951,572	4,963,059
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.918	04-20-28	1,886,991	1,882,934
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.418	05-28-32	4,480,031	4,478,642
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.418	10-15-31	2,609,853	2,615,282
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.445	08-27-29	3,800,063	3,659,954
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.426	02-22-31	4,653,571	4,649,708
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	10-30-31	6,386,934	6,378,951
Trading companies and distributors 0.6%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	05-21-32	4,753,088	4,729,322
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.173	02-14-31	4,944,375	4,954,264
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	1,781,525	1,785,979
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.673	10-31-31	677,635	679,329
Information technology 0.3%				5,631,965
Software 0.3%
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.922	03-21-31	6,078,753	5,631,965
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 0.3%					$4,373,426
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.923	04-01-32		4,422,382	4,373,426
Utilities 0.4%					7,557,313
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.520	04-16-31		7,544,337	7,557,313

Collateralized mortgage obligations 6.9%					$122,341,438
(Cost $121,973,537)
Commercial and residential 4.8%					86,050,183
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.912	02-25-71		3,217,935	3,223,666
Series 2026-NQM2, Class A1 (A)(G)	4.811	03-25-71		3,365,000	3,364,958
Angel Oak Mortgage Trust LLC
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71		4,076,161	4,077,078
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49		455,752	447,757
BAHA Trust
Series 2024-MAR, Class B (A)(G)	7.069	12-10-41		1,065,000	1,120,249
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(D)	5.260	12-15-42		1,925,000	1,932,824
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(D)	4.695	12-15-38		1,988,531	1,987,910
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.051	03-15-41		1,528,214	1,528,692
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27		1,880,000	1,885,174
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%) (A)(D)	5.360	12-15-44		2,600,000	2,602,438
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39		4,715,000	4,410,689
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	5.820	10-12-40		835,000	860,709
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59		59,270	58,909
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		3,236,589	3,235,742
FirstMac Mortgage Funding Trust
Series 2025-3, Class A1-A (1 month Bank Bill Short Term Rate + 0.950%) (D)	4.740	10-13-57	AUD	6,732,458	4,786,172
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		7,631,430	119,491
Series 2007-4, Class ES IO	0.350	07-19-37		7,755,021	119,438
Series 2007-6, Class ES IO (A)	0.343	08-19-37		8,476,598	97,242
InTown Mortgage Trust
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(D)	5.010	03-15-42		2,960,000	2,962,775
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	5.454	05-15-39		3,190,000	2,999,022
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(D)	5.753	05-15-39		1,855,000	1,689,029
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		3,090,000	3,091,900
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(D)	5.288	06-25-57		231,015	234,403
Series 2026-NQM3, Class A1 (A)(G)	4.833	02-25-66		4,145,000	4,148,236
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	4.873	02-15-42		2,000,000	1,996,250
OBX Trust
Series 2026-NQM2, Class A1 (A)(G)	4.818	12-01-65		4,630,525	4,642,876
Progress Residential Trust
Series 2025-SFR6, Class A (A)	4.000	12-17-42		6,650,000	6,572,575
Series 2026-SFR1, Class A (A)	3.850	02-17-43		1,885,000	1,838,824
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		5,205,000	5,496,034
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40		5,905,000	6,065,391
SDR Commercial Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.051	05-15-39	5,240,000	$5,236,725
Verus Securitization Trust
Series 2026-2, Class A1 (A)(G)	4.590	02-25-71	3,220,000	3,217,005
U.S. Government Agency 2.1%				36,291,255
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	5.667	04-25-42	1,222,563	1,229,404
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	5.867	05-25-42	1,244,123	1,254,887
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(D)	7.017	05-25-42	3,570,000	3,670,424
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(D)	6.167	03-25-52	649,772	654,557
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(D)	7.667	07-25-42	1,550,000	1,612,072
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(D)	4.917	03-25-44	876,837	877,772
Series 2025-DNA3, Class A1 (30 day Average SOFR + 0.950%) (A)(D)	4.617	09-25-45	3,774,062	3,782,099
Series 2025-DNA4, Class A1 (30 day Average SOFR + 0.900%) (A)(D)	4.567	10-25-45	2,354,500	2,356,529
Series 2025-DNA4, Class M1 (30 day Average SOFR + 1.100%) (A)(D)	4.767	10-25-45	2,840,415	2,844,702
Federal National Mortgage Association
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(D)	6.617	06-25-42	1,289,315	1,318,492
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.167	09-25-42	737,799	745,658
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(D)	6.067	12-25-42	1,401,936	1,438,019
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.167	04-25-43	389,960	393,872
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(D)	5.367	07-25-43	723,488	726,447
Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(D)	4.817	09-25-44	4,356,099	4,368,546
Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	4.697	02-25-45	2,635,152	2,637,613
Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	4.667	05-25-45	2,853,687	2,856,754

Series 2025-R06, Class 1A1 (30 day Average SOFR + 0.900%) (A)(D)	4.567	09-25-45	3,522,794	3,523,408
Asset-backed securities 2.0%				$36,707,070
(Cost $36,073,424)
Asset-backed securities 2.0%				36,707,070
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30	805,000	819,547
Series 2026-1A, Class A4 (A)	4.180	06-11-31	3,065,000	3,097,561
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	3,385,000	3,453,401
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	584,200	581,979
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,049,863	2,078,292
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,410,000	1,446,918
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,780,318	2,710,755
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	7,965,000	8,093,375
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,885,000	1,924,331
Series 2025-4A, Class A2 (A)	5.163	12-20-55	1,505,000	1,529,232
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,341,688	1,371,982
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,035,000	4,116,535
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	3,200,000	3,217,918
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,265,244

	Shares	Value
Preferred securities 1.9%		$34,573,265
(Cost $33,549,726)
Financials 0.2%		4,186,950
Banks 0.2%
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	162,600	4,186,950
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 0.2%		$3,825,179
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,825,179
Information technology 0.3%		5,396,927
Software 0.3%
Oracle Corp., 6.500%	117,350	5,396,927
Utilities 1.2%		21,164,209
Electric utilities 1.2%
NextEra Energy, Inc., 7.375%	252,050	12,602,500
PPL Corp., 7.000%	43,945	2,197,689
The Southern Company, 7.125%	119,400	6,364,020

	Yield (%)	Shares	Value
Short-term investments 1.9%			$33,533,417
(Cost $33,536,939)
Short-term funds 1.9%			33,533,417
John Hancock Collateral Trust (H)	3.5447(I)	3,352,336	33,533,417

Total investments (Cost $1,795,800,445) 101.0%	$1,800,514,631
Other assets and liabilities, net (1.0%)	(18,599,801)
Total net assets 100.0%	$1,781,914,830

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $466,706,888 or 26.2% of the fund’s net assets as of 2-28-26.
(B)	All or a portion of this security is on loan as of 2-28-26. The value of securities on loan amounted to $19,221,895.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	13

(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $19,688,376.
(I)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	59.5%
Canada	8.3%
United Kingdom	4.9%
Australia	4.9%
New Zealand	3.8%
Japan	2.0%
Norway	1.8%
Supranational	1.7%
Philippines	1.6%
Germany	1.4%
Other countries	10.1%
TOTAL	100.0%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	36	Short	Jun 2026	$(4,079,193)	$(4,097,250)	$(18,057)
Euro-OAT Futures	85	Short	Mar 2026	(12,315,979)	(12,446,030)	(130,051)
						$(148,108)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	18,705,730	USD	13,108,695	BARC	3/18/2026	$202,592	—
AUD	29,470,014	USD	20,556,431	CITI	3/18/2026	414,888	—
AUD	15,384,644	USD	10,813,097	HUS	3/18/2026	134,854	—
AUD	12,793,353	USD	8,894,586	JPM	3/18/2026	209,362	—
AUD	44,307,506	USD	30,011,207	MSCS	3/18/2026	1,518,701	—
AUD	13,138,549	USD	9,200,203	RBC	3/18/2026	149,392	—
AUD	17,249,449	USD	12,186,563	SCB	3/18/2026	88,412	—
AUD	10,043,196	USD	6,972,930	UBS	3/18/2026	173,963	—
CAD	12,458,024	USD	9,132,140	BARC	3/18/2026	7,141	—
CAD	12,460,174	USD	9,132,140	GSI	3/18/2026	8,718	—
CAD	12,186,529	USD	8,919,103	JPM	3/18/2026	21,007	—
CAD	38,522,835	USD	27,728,490	RBC	3/18/2026	532,089	—
EUR	47,548,096	USD	55,815,818	BARC	3/18/2026	407,672	—
EUR	136,769	USD	161,434	BNY	3/18/2026	289	—
EUR	12,445,391	USD	14,464,235	CITI	3/18/2026	251,881	—
EUR	29,236,222	USD	34,798,964	GSI	3/18/2026	—	$(228,445)
EUR	10,968,883	USD	12,955,951	HUS	3/18/2026	14,261	—
EUR	22,119,999	USD	25,993,924	JPM	3/18/2026	161,981	—
EUR	11,922,699	USD	14,214,408	RBC	3/18/2026	—	(116,352)
EUR	26,061,998	USD	30,633,580	SCB	3/18/2026	183,563	—
EUR	12,445,391	USD	14,478,034	SSB	3/18/2026	238,082	—
EUR	36,504,504	USD	42,682,645	UBS	3/18/2026	482,292	—
GBP	3,919,459	USD	5,251,141	JPM	3/18/2026	31,059	—
GBP	6,773,068	USD	9,156,179	SCB	3/18/2026	—	(28,212)
GBP	6,773,068	USD	9,148,031	SSB	3/18/2026	—	(20,064)
JPY	1,645,465,551	USD	10,687,034	CITI	3/18/2026	—	(136,757)
MXN	100,510,186	USD	5,745,843	JPM	3/18/2026	82,639	—
MXN	85,810,186	USD	4,915,912	SSB	3/18/2026	60,133	—
NOK	121,373,694	USD	12,541,565	JPM	3/18/2026	222,517	—
NOK	99,140,871	USD	10,214,606	MSCS	3/18/2026	211,395	—
NOK	146,301,137	USD	14,860,441	SCB	3/18/2026	525,099	—
NOK	115,811,578	USD	11,704,186	SSB	3/18/2026	474,965	—
NOK	81,150,775	USD	8,360,715	UBS	3/18/2026	173,384	—
NZD	24,279,045	USD	14,454,244	ANZ	3/18/2026	117,569	—
NZD	12,734,847	USD	7,679,941	BARC	3/18/2026	—	(36,732)
NZD	64,056,436	USD	37,809,103	CITI	3/18/2026	636,327	—
NZD	12,876,759	USD	7,404,651	HUS	3/18/2026	323,729	—
NZD	230,721	USD	133,020	TD	3/18/2026	5,454	—
SGD	17,556,079	USD	13,730,812	HUS	3/18/2026	163,379	—
SGD	14,636,962	USD	11,402,419	SCB	3/18/2026	181,532	—
USD	27,194,682	AUD	39,965,046	BARC	3/18/2026	—	(1,245,064)
USD	10,237,546	AUD	15,163,702	JPM	3/18/2026	—	(553,179)
USD	13,562,571	AUD	19,626,176	RBC	3/18/2026	—	(403,720)
USD	14,379,464	AUD	21,390,850	SCB	3/18/2026	—	(842,596)
USD	44,594,093	AUD	65,982,250	UBS	3/18/2026	—	(2,359,899)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,407,074	CAD	11,598,593	BARC	3/18/2026	—	$(101,723)
USD	37,950,825	CAD	52,496,822	CITI	3/18/2026	—	(561,154)
USD	8,651,370	CAD	11,829,433	UBS	3/18/2026	—	(26,773)
USD	36,565,114	EUR	31,223,360	BARC	3/18/2026	—	(355,107)
USD	3,761,909	EUR	3,148,181	GSI	3/18/2026	$39,327	—
USD	8,480,068	EUR	7,071,898	HUS	3/18/2026	117,867	—
USD	37,836,749	EUR	31,891,976	JPM	3/18/2026	125,919	—
USD	12,210,068	EUR	10,120,130	MSCS	3/18/2026	243,469	—
USD	13,165,646	EUR	11,049,120	RBC	3/18/2026	100,557	—
USD	66,358,783	EUR	56,653,380	SCB	3/18/2026	—	(631,295)
USD	17,074,737	EUR	14,504,226	SSB	3/18/2026	—	(75,859)
USD	65,032,803	EUR	55,492,812	UBS	3/18/2026	—	(584,956)
USD	41,744,373	GBP	31,370,399	JPM	3/18/2026	—	(533,062)
USD	9,621,517	JPY	1,467,293,241	CITI	3/18/2026	213,633	—
USD	3,552,722	JPY	551,090,271	JPM	3/18/2026	19,281	—
USD	16,833,889	MXN	310,562,815	GSI	3/18/2026	—	(1,175,330)
USD	3,962,381	MXN	72,828,461	SSB	3/18/2026	—	(260,867)
USD	16,538,000	NOK	158,544,018	CITI	3/18/2026	—	(135,044)
USD	8,676,304	NOK	87,199,159	JPM	3/18/2026	—	(493,865)
USD	6,068,786	NOK	57,621,359	MSCS	3/18/2026	9,122	—
USD	2,859,592	NOK	27,376,867	MSCS	3/18/2026	—	(19,455)
USD	8,552,357	NOK	84,064,326	RBC	3/18/2026	—	(288,142)
USD	10,643,674	NOK	105,008,406	SCB	3/18/2026	—	(399,378)
USD	20,746,670	NOK	207,461,491	UBS	3/18/2026	—	(1,070,707)
USD	15,420,474	NZD	26,268,588	BARC	3/18/2026	—	(345,422)
USD	27,785,559	NZD	47,555,332	CITI	3/18/2026	—	(756,228)
USD	18,550,388	NZD	32,191,897	MSCS	3/18/2026	—	(770,564)
USD	5,804,239	NZD	9,589,757	RBC	3/18/2026	48,653	—
USD	24,293,000	SGD	31,092,489	BARC	3/18/2026	—	(314,146)
USD	862,351	SGD	1,100,552	MSCS	3/18/2026	—	(8,645)
						$9,328,149	$(14,878,742)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$264,927,505	—	$264,927,505	—
Foreign government obligations	451,800,014	—	451,800,014	—
Corporate bonds	706,609,873	—	706,609,873	—
Convertible bonds	22,816,606	—	22,816,606	—
Term loans	127,205,443	—	127,205,443	—
Collateralized mortgage obligations	122,341,438	—	122,341,438	—
Asset-backed securities	36,707,070	—	36,707,070	—
Preferred securities	34,573,265	$34,573,265	—	—
Short-term investments	33,533,417	33,533,417	—	—
Total investments in securities	$1,800,514,631	$68,106,682	$1,732,407,949	—
Derivatives:
Assets
Forward foreign currency contracts	$9,328,149	—	$9,328,149	—
Liabilities
Futures	(148,108)	$(148,108)	—	—
Forward foreign currency contracts	(14,878,742)	—	(14,878,742)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,352,336	$21,530,611	$440,170,073	$(428,169,542)	$4,114	$(1,839)	$840,643	—	$33,533,417
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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